Asset Retirement Obligations (Changes In Company's Liability For Asset Retirement Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation [Abstract]
Beginning Balance	$ 23.2	$ 26.3
Accretion expense	1.2	1.5
Additions	4.1	2.2
Settlements	0.0	(6.6)
Change in estimated cash flows	(2.8)	(0.2)
Ending Balance	$ 25.7	$ 23.2